10-K Employee Benefit Plans - Nonqualified benefit plans, weighted average assumptions (Details) - Nonqualified Plan	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Benefit obligation discount rate	4.97%	2.38%
Net periodic benefit cost discount rate	2.38%	1.95%